Other Disclosures - Severance Payments (Details) kr in Millions	12 Months Ended
	Dec. 31, 2020 DKK (kr) shares	Dec. 31, 2019 DKK (kr) shares	Dec. 31, 2018 DKK (kr) shares
Shareholdings By Board Of Directors And Executive Management [Line items]
Total impact on financial position on termination of services | kr	kr 52	kr 46	kr 42
Granted	118,228	307,219	276,507
Exercised	(471,246)	(299,431)	(311,897)
Expired		(2,000)	(37,875)
RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period	307,907	218,902	168,044
Granted	46,522	116,742	102,639
Outstanding at end of period	293,928	307,907	218,902
Board of Directors
Shareholdings By Board Of Directors And Executive Management [Line items]
Granted		3,925	3,161
Exercised	(24,438)	(15,750)	(20,925)
Board of Directors | RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period	19,953	20,127	24,328
Granted	2,929	3,708	5,224
Outstanding at end of period	12,565	19,953	20,127
Executive Management
Shareholdings By Board Of Directors And Executive Management [Line items]
Employee notice period	2 years
Total impact on financial position on termination of services | kr	kr 105	kr 106
Granted	7,771		50,464
Exercised		(132,400)	(130,000)
Executive Management | Maximum
Shareholdings By Board Of Directors And Executive Management [Line items]
Termination compensation period due to change in control	2 years
Executive Management | RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period	72,865	66,152	83,857
Granted	9,032	25,793	18,020
Outstanding at end of period	66,182	72,865	66,152
Executive Officer
Shareholdings By Board Of Directors And Executive Management [Line items]
Employee notice period	1 year
Executive Officer | Minimum
Shareholdings By Board Of Directors And Executive Management [Line items]
Number of period, termination severance payment	1 year
Executive Officer | Maximum
Shareholdings By Board Of Directors And Executive Management [Line items]
Number of period, termination severance payment	2 years